FINANCIAL INSTRUMENTS - Carrying amount of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	$ 1,898,373	$ 1,865,714
Total financial liabilities	6,352,757	4,184,842
Fair value through profit or loss | Provisions and other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	774,761	240,516
Amortized cost | Provisions and other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	177,312	143,036
Amortized cost | Accounts payable and accrued liabilities
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	351,495	308,797
Amortized cost | Dividends payable
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	71,072	75,297
Amortized cost | Client and trust funds payable
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	1,202,079	961,080
Amortized cost | Long-term debt
Disclosure of financial assets and liabilities [Line Items]
Total financial liabilities	3,776,038	2,456,116
Fair value through profit or loss | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	230,779	483,598
Fair value through profit or loss | Investments
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	131,772	133,375
Fair value through profit or loss | Other assets
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	48,560	12,210
Amortized cost | Other assets
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	59,172	44,314
Amortized cost | Client and trust funds on deposit
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	1,199,904	973,143
Amortized cost | Accounts receivable
Disclosure of financial assets and liabilities [Line Items]
Total financial assets	$ 242,154	$ 219,074